Huber Mid Cap Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Asset Management - 0.1%
Virtus Investment Partners, Inc.	109	$17,794

Banking - 22.2%
Citigroup, Inc.	6,300	728,973
First Citizens BancShares, Inc. - Class A	350	724,350
First Horizon Corp.	21,417	524,502
Southstate Bank Corp.	2,052	209,981
Truist Financial Corp.	10,000	514,200
		2,702,006

Biotech & Pharmaceuticals - 4.0%
GSK PLC - ADR	9,300	479,880

Consumer Services - 4.4%
Upbound Group, Inc.	28,039	529,937

Electric - 0.9%
Vistra Corp.	700	110,845

Electric Utilities - 0.6%
Entergy Corp.	800	76,712

Food - 0.1%
Lamb Weston Holdings, Inc.	266	12,217

Gas & Water Utilities - 0.5%
National Fuel Gas Co.	700	58,625

Health Care Facilities & Services - 3.9%
Tenet Healthcare Corp. (a)	2,500	473,200

Industrial Support Services - 3.2%
United Rentals, Inc.	500	391,030

Insurance - 1.6%
CNO Financial Group, Inc.	4,510	189,646

Internet - 6.1%
F5 Networks, Inc. (a)	1,800	496,098
VeriSign, Inc.	1,000	244,230
		740,328

Internet Media & Services - 1.4%
Lyft, Inc. - Class A (a)	10,193	171,956

Oil & Gas Producers - 12.4%
BP PLC - ADR	3,000	113,640
Cheniere Energy, Inc.	700	148,064
Chord Energy Corp	1,300	130,312
Golar LNG Ltd.	27,339	1,109,690
		1,501,706

Oil & Gas Services & Equipment - 13.4%
TETRA Technologies, Inc. (a)	142,924	1,629,334

Retail - 2.4%
Dollar General Corp.	2,000	286,860

Software - 1.5%
Weave Communications, Inc. (a)	27,896	181,324

Specialty Finance - 8.0%
Enova International, Inc. (a)	5,904	975,164

Technology Services - 4.1%
KBR, Inc.	10,994	470,653
Science Applications International Corp.	300	30,528
		501,181

Transportation & Logistics - 5.8%
FedEx Corp.	2,200	708,950

Transportation Equipment - 2.8%
General Motors Co.	4,000	336,000
TOTAL COMMON STOCKS (Cost $5,322,405)		12,074,695

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
REITS - 0.6%
Granite Real Estate Investment Trust	1,100	70,845
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,536)		70,845

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (b)	80,840	80,840
First American Treasury Obligations Fund - Class X, 3.59% (b)	80,839	80,839
TOTAL MONEY MARKET FUNDS (Cost $161,679)		161,679

TOTAL INVESTMENTS - 101.3% (Cost $5,513,620)		12,307,219
Liabilities in Excess of Other Assets - (1.3)%		(156,179)
TOTAL NET ASSETS - 100.0%		$12,151,040

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Huber Mid Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$12,074,695	$–	$–	$12,074,695
Real Estate Investment Trusts	–	70,845	–	70,845
Money Market Funds	161,679	–	–	161,679
Total Investments	$12,236,374	$70,845	$–	$12,307,219